TRAVELERS VINTAGE 3 VARIABLE ANNUITY
                                               SUPPLEMENT DATED JULY 15, 2002 TO
                                                    PROSPECTUS DATED MAY 1, 2002


The following replaces the information contained in your Travelers Vintage 3 Variable Annuity contract prospectus. Please retain this supplement and keep it with the contract prospectus for future reference.

The Variable Funding Option Expenses Section is revised as follows:

                                                                                                           TOTAL ANNUAL
                                                                         DISTRIBUTION                       OPERATING
                                                       MANAGEMENT FEE   AND/OR SERVICE   OTHER EXPENSES      EXPENSES
                                                       (AFTER EXPENSE         FEES       (AFTER EXPENSE   (AFTER EXPENSE
FUNDING OPTIONS:                                       REIMBURSEMENT)    (12b-1 FEES)    REIMBURSEMENT)   REIMBURSEMENT)
------------------                                     --------------   --------------   --------------   --------------
GREENWICH STREET SERIES FUND
  Equity Index Portfolio-- Class II Shares* .........     0.31%**           0.25%            0.03%           0.59%(5)

** The expense information in the table has been restated to reflect current fees that would have been applicable if they had been in effect during the previous fiscal year. On June 24, 2002, the shareholders of the Greenwich Street
Fund: Equity Index Portfolio approved a new Investment Advisory Agreement, which became effective immediately after the shareholder meeting. Under the new agreement, the management fee increased by 0.10%. Finally, the fund's Management eliminated the voluntary fee cap of 0.55%.

NOTES

(5) There were no fees waived or expenses reimbursed for these funds in 2001. Smith Barney Fund Management receives an administrative fee, which is reflected in the management fee column.

The Examples are revised as follows:

EXAMPLE:  WITH E.S.P.

                                                    IF CONTRACT IS SURRENDERED AT THE          IF CONTRACT IS NOT SURRENDERED OR
                                                           END OF PERIOD SHOWN:                ANNUITIZED AT END OF PERIOD SHOWN:
                                                 ----------------------------------------- -----------------------------------------
 FUNDING OPTION                                  1 YEAR    3 YEARS    5YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                                -------- ---------- ---------- ---------- --------- ---------- ---------- ---------
GREENWICH STREET SERIES FUND
  Equity Index Portfolio -- Class II Shares ....   87        123        141        299        27        83         141        299


EXAMPLE:  WITHOUT E.S.P

                                                    IF CONTRACT IS SURRENDERED AT THE          IF CONTRACT IS NOT sURRENDERED OR
                                                           END OF PERIOD SHOWN:                ANNUITIZED AT END OF PERIOD SHOWN:
                                                 ----------------------------------------- -----------------------------------------
 FUNDING OPTION                                  1 YEAR    3 YEARS    5YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                                -------- ---------- ---------- ---------- --------- ---------- ---------- ---------
GREENWICH STREET SERIES FUND
   Equity Index Portfolio -- Class II Shares ....   85        117        131        280        25        77         131        280


The Variable Funding Options Section is revised as follows:

          INVESTMENT                                INVESTMENT                                     INVESTMENT
           OPTIONS                                   OBJECTIVE                                 ADVISER/SUBADVISER
-------------------------------    ----------------------------------------------   ------------------------------------------
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap          Seeks long- term capital growth by investing     Citi Fund Management Inc.
     Growth Opportunities          under normal circumstances at least 80% of
     Portfolio                     net assets in equity securities of small cap
                                   companies and related investments. Small cap
                                   companies are those with a market
                                   capitalization similar to companies in the
                                   Russell 2000 Index. Dividend income, if any,
                                   is incidental to this investment objective.

The following two paragraphs are deleted from the "Federal Tax Considerations" section:

The Contract provides one or more optional enhanced death benefits that in some cases may exceed the greater of the purchase price or contract value. It is possible that the IRS may take a position that the charges for the optional enhanced death benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such an optional death benefit should be treated as a taxable withdrawal, you should consult your tax adviser before selecting any rider or endorsement to the Contract.

The Contract includes one or more optional enhanced death benefits that in some cases may exceed the greater of your purchase payment or contract value. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability, whether a death benefit such as the optional death benefit(s) in the Contract comports with IRA qualification requirements. Although the Company regards the optional enhanced death benefit as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. You should consult your tax adviser prior to selecting any optional enhanced death benefit for an IRA.

L-12988                                                            July 15, 2002

                                TRAVELERS PORTFOLIO ARCHITECT 3 VARIABLE ANNUITY
                                               SUPPLEMENT DATED JULY 15, 2002 TO
                                                    PROSPECTUS DATED MAY 1, 2002


The following replaces the information contained in your Travelers Portfolio Architect 3 Variable Annuity contract prospectus. Please retain this supplement and keep it with the contract prospectus for future reference.

The Variable Funding Option Expenses Section is revised as follows:


                                                                                                           TOTAL ANNUAL
                                                                         DISTRIBUTION                        OPERATING
                                                      MANAGEMENT FEE    AND/OR SERVICE   OTHER EXPENSES      EXPENSES
                                                      (AFTER EXPENSE         FEES        (AFTER EXPENSE   (AFTER EXPENSE
FUNDING OPTIONS:                                      REIMBURSEMENT)     (12b-1 FEES)    REIMBURSEMENT)   REIMBURSEMENT)
------------------                                    --------------    --------------   --------------   ----------------
DELAWARE VIP TRUST
   VIP REIT Series-- Standard Class .................    0.71%                --               0.14%           0.85%(4)
GREENWICH STREET SERIES FUND
   Equity Index Portfolio-- Class II Shares* ........    0.31%**            0.25%              0.03%           0.59%(8)

** The expense information in the table has been restated to reflect current fees that would have been applicable if they had been in effect during the previous fiscal year. On June 24, 2002, the shareholders of the Greenwich Street
Fund: Equity Index Portfolio approved a new Investment Advisory Agreement, which became effective immediately after the shareholder meeting. Under the new agreement, the management fee increased by 0.10%. Finally, the fund's Management eliminated the voluntary fee cap of 0.55%.

NOTES

(8) There were no fees waived or expenses reimbursed for these funds in 2001. Smith Barney Fund Management receives an administrative fee, which is reflected in the management fee column.

The Examples are revised as follows:

EXAMPLE: WITH E.S.P.

                                                    IF CONTRACT IS SURRENDERED AT THE          IF CONTRACT IS NOT SURRENDERED OR
                                                           END OF PERIOD SHOWN:                ANNUITIZED AT END OF PERIOD SHOWN:
                                                 ----------------------------------------- -----------------------------------------
 FUNDING OPTION                                  1 YEAR    3 YEARS    5YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                                -------- ---------- ---------- ---------- --------- ---------- ---------- ---------
DELAWARE VIP TRUST
   VIP REIT Series-- Standard Class ............   90        130        154        324        30        90         154        324
GREENWICH STREET SERIES FUND
   Equity Index Portfolio -- Class II Shares ...   87        123        141        299        27        83         141        299

EXAMPLE: WITHOUT E.S.P

                                                    IF CONTRACT IS SURRENDERED AT THE          IF CONTRACT IS NOT sURRENDERED OR
                                                           END OF PERIOD SHOWN:                ANNUITIZED AT END OF PERIOD SHOWN:
                                                 ----------------------------------------- -----------------------------------------
 FUNDING OPTION                                  1 YEAR    3 YEARS    5YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                                -------- ---------- ---------- ---------- --------- ---------- ---------- ---------
DELAWARE VIP TRUST
   VIP REIT Series-- Standard Class ............   88        124        144        305        28        84         144        305
GREENWICH STREET SERIES FUND
   Equity Index Portfolio -- Class II Shares ...   85        117        131        280        25        77         131        280


The Variable Funding Options Section is revised as follows:

          INVESTMENT                                INVESTMENT                                     INVESTMENT
           OPTIONS                                   OBJECTIVE                                 ADVISER/SUBADVISER
-------------------------------    ----------------------------------------------   ------------------------------------------
JANUS ASPEN SERIES
   Global Life Sciences Portfolio  Under normal circumstances, invests at least     Janus Capital
     - Service Shares              80% of its net assets in securities of
                                   companies that the manager believes have a
                                   life science orientation. This policy is
                                   implemented by investing primarily in equity
                                   securities of U.S. and foreign companies
                                   selected for their growth potential.

   Global Technology Portfolio     Under normal circumstances, invests at least     Janus Capital
     - Service Shares              80% of its net assets in securities of
                                   companies that the manager believes will
                                   benefit significantly from advances or
                                   improvements in technology. This policy is
                                   implemented by investing primarily in equity
                                   securities of U.S. and foreign companies
                                   selected for their growth potential.

The following two paragraphs are deleted from the "Federal Tax Considerations" section:

The Contract provides one or more optional enhanced death benefits that in some cases may exceed the greater of the purchase price or contract value. It is possible that the IRS may take a position that the charges for the optional enhanced death benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such an optional death benefit should be treated as a taxable withdrawal, you should consult your tax adviser before selecting any rider or endorsement to the Contract.

The Contract includes one or more optional enhanced death benefits that in some cases may exceed the greater of your purchase payment or contract value. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability, whether a death benefit such as the optional death benefit(s) in the Contract comports with IRA qualification requirements. Although the Company regards the optional enhanced death benefit as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. You should consult your tax adviser prior to selecting any optional enhanced death benefit for an IRA.

L-12980                                                            July 15, 2002